ORGANIZATION - Financial information of the consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity
Accounts receivable, allowance for doubtful accounts	¥ 161,837	¥ 100,797